Segment information - Geographical area (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Revenue	€ 15,359	€ 16,091	€ 30,127	€ 31,117
Change (%)	(4.60%)		(3.20%)
Asia Pacific Africa
Disclosure of operating segments [line items]
Revenue	€ 6,335	6,732	€ 12,795	13,370
Change (%)	(5.90%)		(4.30%)
The Americas
Disclosure of operating segments [line items]
Revenue	€ 5,488	5,924	€ 10,903	11,463
Change (%)	(7.40%)		(4.90%)
Europe
Disclosure of operating segments [line items]
Revenue	€ 3,536	€ 3,435	€ 6,429	€ 6,284
Change (%)	2.90%		2.30%